SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			*t7ujpkq
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			09-30-2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ____
       This Amendment (Check only one.): 	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		660 Madison Avenue, 18th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	November 13, 2008
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		59

Form 13F Information Table Value Total: 		150,982
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 9/30/08

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or PrIncipal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
Aetna Inc.
COM
00817Y108
2,210
61,200
SH

SHARES-DEFINED

61,200
Alcatel-Lucent
SPONSORED ADR
013904305
142
37,100

CALL
SHARES-DEFINED

37,100
Allegheny Energy Inc.
COM
017361106
2,293
62,350
SH

SHARES-DEFINED

62,350
Altria Group Inc.
COM
02209S103
1,643
82,800
SH

SHARES-DEFINED

82,800
American Eagle Outfitters Inc.
COM
02553E106
1,215
79,650
SH

SHARES-DEFINED

79,650
Anadarko Petroleum Corp.
COM
032511107
1,846
38,050
SH

SHARES-DEFINED

38,050
Bank of America
COM
060505104
2,135
61,000
SH

SHARES-DEFINED

61,000
Blockbuster Inc.
CL B
093679207
1,094
834,900
SH

SHARES-DEFINED

834,900
Calpine Corporation
COM NEW
131347304
3,429
263,800
SH

SHARES-DEFINED

263,800
Children's Place
COM
168905107
387
11,600

CALL
SHARES-DEFINED

11,600
Cigna Corp.
COM
125509109
2,467
72,600
SH

SHARES-DEFINED

72,600
Cyberonics Inc.
COM
23251P102
20,007
1,176,881
SH

SHARES-DEFINED

1,176,881
Dell Computer Corp.
COM
24702R101
4,784
290,300
SH

SHARES-DEFINED

290,300
Devon Energy Corp.
COM
25179M103
734
8,050
SH

SHARES-DEFINED

8,050
Dick's Sporting Goods
COM
253393102
303
15,500

CALL
SHARES-DEFINED

15,500
Domtar Corporation
COM
257559104
6,090
1,324,000
SH

SHARES-DEFINED

1,324,000
Dynegy Inc.
CL A
26817G102
2,613
729,950
SH

SHARES-DEFINED

729,950
EOG Resources
COM
26875P101
407
4,550
SH

SHARES-DEFINED

4,550
Gamestop Corp.
CL A
36467W109
996
29,100
SH

SHARES-DEFINED

29,100
Gamestop Corp.
CL A
36467W109
393
11,500

CALL
SHARES-DEFINED

11,500
Genentech Inc.
COM NEW
368710406
3,911
44,100

CALL
SHARES-DEFINED

44,100
Golar LNG Ltd
SHS
G9456A100
10,493
790,129
SH

SHARES-DEFINED

790,129
Huntsman Corp.
COM
447011107
1,706
135,400

CALL
SHARES-DEFINED

135,400
IAC/Interactive Corp.
COM NEW
44919P300
242
14,000
SH

SHARES-DEFINED

14,000
Imclone Systems Inc.
COM
45245W109
3,226
51,700

CALL
SHARES-DEFINED

51,700
Intl Rectifier Corp.
COM
460254105
1,704
89,600

CALL
SHARES-DEFINED

89,600
Intl Rectifier Corp.
COM
460254105
226
11,900

PUT
SHARES-DEFINED

11,900
JC Penney Company Inc.
COM
708160106
1,014
30,400
SH

SHARES-DEFINED

30,400
Kaiser Aluminum Corp.
COM PAR $.01
483007704
6,073
141,400
SH

SHARES-DEFINED

141,400
Maguire Properties Inc.
COM
559775101
2,554
428,500
SH

SHARES-DEFINED

428,500
Microsoft
COM
594918104
8,987
336,725
SH

SHARES-DEFINED

336,725
Mueller Water Products Inc.
COM SER B
624758207
1,051
161,700
SH

SHARES-DEFINED

161,700
National Oilwell Varco Inc.
COM
637071101
2,371
47,200
SH

SHARES-DEFINED

47,200
Newfield Exploration Co.
COM
651290108
1,822
56,950
SH

SHARES-DEFINED

56,950
Nisource Inc.
COM
65473P105
555
37,600
SH

SHARES-DEFINED

37,600
Noble Corp.
SHS
G65422100
435
9,900
SH

SHARES-DEFINED

9,900
Nokia Corp.
SPONSORED ADR
654902204
3,710
198,950
SH

SHARES-DEFINED

198,950
Pharmaceutical HOLDRs
DEPOSITRY RCPT
71712A206
4,841
72,900
SH

SHARES-DEFINED

72,900
Philip Morris International
COM
718172109
2,747
57,100
SH

SHARES-DEFINED

57,100
Pride International Inc.
COM
74153Q102
3,903
131,800
SH

SHARES-DEFINED

131,800
Regions Financial Corp.
COM
7591EP100
384
40,000
SH

SHARES-DEFINED

40,000
Reynolds American Inc.
COM
761713106
1,493
30,700
SH

SHARES-DEFINED

30,700
Rowan Companies Inc.
COM
779382100
2,349
76,900
SH

SHARES-DEFINED

76,900
Sunoco Inc.
COM
86764P109
1,665
46,800
SH

SHARES-DEFINED

46,800
Sunoco Inc.
COM
86764P109
1,288
36,200

CALL
SHARES-DEFINED

36,200
Tesoro Corp.
COM
881609101
1,454
88,200
SH

SHARES-DEFINED

88,200
Time Warner Inc.
COM
887317105
493
37,600
SH

SHARES-DEFINED

37,600
Transalta Corp.
COM
89346D107
2,361
85,900
SH

SHARES-DEFINED

85,900
Transocean Inc.
SHS
G90073100
3,196
29,100
SH

SHARES-DEFINED

29,100
Tyco Electronics Ltd.
COM NEW
G9144P105
6,612
239,050
SH

SHARES-DEFINED

239,050
Tyco International Ltd.
COM
G9143X208
2,539
72,500
SH

SHARES-DEFINED

72,500
UnitedHealth Group Inc.
COM
91324P102
2,330
91,750
SH

SHARES-DEFINED

91,750
Valero Energy Corp.
COM
91913Y100
1,815
59,900
SH

SHARES-DEFINED

59,900
ValueClick Inc.
COM
92046N102
729
71,300
SH

SHARES-DEFINED

71,300
Vornado Realty Trust
SH BEN INT
929042109
391
4,300
SH

SHARES-DEFINED

4,300
Walt Disney Co.
COM
254687106
577
18,800
SH

SHARES-DEFINED

18,800
Wellpoint Inc.
COM
94973V107
2,371
50,700
SH

SHARES-DEFINED

50,700
Wells Fargo
COM
949746101
1,456
38,800

CALL
SHARES-DEFINED

38,800
Western Union Company
COM
959802109
720
29,200
SH

SHARES-DEFINED

29,200